Supplemental Guarantor Information - Condensed Consolidating Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended								12 Months Ended			2 Months Ended		1 Months Ended	12 Months Ended	2 Months Ended	1 Months Ended	12 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 23, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 23, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Mar. 31, 2013 Parent Guarantor [Member]	Mar. 31, 2013 LP Co-Issuer [Member]	Jan. 23, 2013 LP Co-Issuer [Member] Predecessor [Member]	Dec. 31, 2012 LP Co-Issuer [Member] Predecessor [Member]	Mar. 31, 2013 Finance Co-Issuers [Member]	Jan. 23, 2013 Finance Co-Issuers [Member] Predecessor [Member]	Dec. 31, 2012 Finance Co-Issuers [Member] Predecessor [Member]	Mar. 31, 2013 Guarantors [Member]	Jan. 23, 2013 Guarantors [Member] Predecessor [Member]	Mar. 31, 2012 Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Guarantors [Member] Predecessor [Member]	Dec. 31, 2011 Guarantors [Member] Predecessor [Member]	Dec. 31, 2010 Guarantors [Member] Predecessor [Member]	Mar. 31, 2013 Non-Guarantors [Member]	Jan. 23, 2013 Non-Guarantors [Member] Predecessor [Member]	Mar. 31, 2012 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2012 Non-Guarantors [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantors [Member] Predecessor [Member]	Mar. 31, 2013 Eliminations [Member]	Jan. 23, 2013 Eliminations [Member] Predecessor [Member]	Mar. 31, 2012 Eliminations [Member] Predecessor [Member]	Dec. 31, 2012 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 45.0				$ 15.1	$ 58.0	$ 56.7	$ 54.0	$ 52.1	$ 48.0	$ 46.5	$ 44.5	$ 42.7	$ 220.8	$ 181.7	$ 127.5								$ 44.5	$ 14.9	$ 51.9	$ 219.4	$ 181.5	$ 127.5	$ 0.5	$ 0.2	$ 0.2	$ 1.4	$ 0.2
Costs and expenses
Property operating expenses		15.3				4.8				17.3					76.0	58.2	43.9								15.0	4.8	16.8	74.1	57.9	43.9	0.3		0.5	1.9	0.3
Sales and marketing		2.1				0.7				1.8					9.7	9.1	6.8								2.1	0.7	1.7	9.5	9.1	6.8			0.1	0.2
General and administrative		5.4				1.5				4.5					20.7	12.5	7.0								5.4	1.4	4.5	20.6	12.4	7.0		0.1		0.1	0.1
Depreciation and amortization		16.4				5.3				16.4					73.4	55.5	36.2								15.8	5.2	15.8	71.9	55.1	36.2	0.6	0.1	0.6	1.5	0.4
Transaction-related compensation						20.0																				20.0
Transaction costs						0.1									5.7	2.6	9.0				5.7					0.1			2.6	9.0
Management fees charged by CBI										0.7					2.5	2.3	3.6										0.7	2.5	2.3	3.6
Loss on sale of receivables to an affiliate										1.2					3.2	3.5	1.8										1.2	3.2	3.5	1.8
Asset impairments															13.3													13.3
Restructuring costs			0	0	1.4												1.4													1.4
Total costs and expenses		39.2				32.4				41.9					204.5	143.7	109.7				5.7				38.3	32.2	40.7	195.1	142.9	109.7	0.9	0.2	1.2	3.7	0.8
Operating income		5.8				(17.3)	3.2	7.7	(4.8)	10.2	10.0	9.1	10.6	8.3	16.3	38.0	17.8				(5.7)				6.2	(17.3)	11.2	24.3	38.6	17.8	(0.4)		(1.0)	(2.3)	(0.6)
Interest expense		8.4				2.5				10.3					41.8	32.9	11.5		7.2	2.3	4.2	7.2	2.3	4.2	0.7	0.1	9.4	35.0	32.3	11.5	0.5	0.1	0.9	2.6	0.6	(7.2)	(2.3)		(4.2)
Loss on extinguishment of debt				1.4												1.4													1.4
Income (loss) before income taxes		(2.6)				(19.8)				(0.1)					(25.5)	3.7	6.3		(7.2)	(2.3)	(9.9)	(7.2)	(2.3)	(4.2)	5.5	(17.4)	1.8	(10.7)	4.9	6.3	(0.9)	(0.1)	(1.9)	(4.9)	(1.2)	7.2	2.3		4.2
Income tax benefit		0.2				0.4				0.6					(5.1)	2.2	2.7								0.2	0.4	0.6	(5.1)	2.2	2.7
Income (loss) from continuing operations		(2.8)				(20.2)				(0.7)					(20.4)	1.5	3.6		(7.2)	(2.3)	(9.9)	(7.2)	(2.3)	(4.2)	5.3	(17.8)	1.2	(5.6)	2.7	3.6	(0.9)	(0.1)	(1.9)	(4.9)	(1.2)	7.2	2.3		4.2
Equity earnings (loss) related to investment in subsidiaries																		(2.8)	4.4	(17.9)	(10.4)				(0.9)	(0.1)	(1.9)	(4.9)	(1.2)							(0.7)	18.0	1.9	15.3	1.2
Gain on sale of real estate improvements															0.1		(0.1)											0.1		(0.1)
Net Income	(20.2)	(2.8)				(20.2)	(6.9)	(2.8)	(9.9)	(0.7)	(0.3)	0.5	1.4	(0.1)	(20.3)	1.5	3.5	(2.8)	(2.8)	(20.2)	(20.3)	(7.2)	(2.3)	(4.2)	4.4	(17.9)	(0.7)	(10.4)	1.5	3.5	(0.9)	(0.1)	(1.9)	(4.9)	(1.2)	6.5	20.3	1.9	19.5	(1.2)
Noncontrolling interest in net loss		(1.9)																(1.9)
Net income (loss) attributable to common shareholders		$ (0.9)																$ (0.9)	$ (2.8)			$ (7.2)			$ 4.4						$ (0.9)					$ 6.5